ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Unaudited		March 31, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 31.9%
FINANCIAL INSTITUTIONS 9.6%
Banking 3.6%
Bank of New York, 3.80%, 2/1/08	250	247
Citigroup, 4.125%, 2/22/10	400	391
Islandsbanki, VR, 5.52%, 10/15/08 (1)	300	300
Key Bank, 4.412%, 3/18/08	400	397
Marshall & Ilsley Bank, 3.80%, 2/8/08	300	296
Marshall & Ilsley Bank, 4.125%, 9/4/07	225	224
Wells Fargo, 4.20%, 1/15/10	850	832
World Savings Bank, 4.125%, 12/15/09	650	635
		3,322
Brokerage 0.9%
Bear Stearns Companies, 5.50%, 8/15/11	240	242
Goldman Sachs, VR, 5.485%, 7/2/07	225	225
Merrill Lynch, VR, 3.701%, 3/2/09	400	390
		857
Finance Companies 3.6%
CIT Group, 5.50%, 11/30/07	300	300
CIT Group, VR, 5.51%, 8/15/08	250	250
Countrywide Home Loans, 4.125%, 9/15/09	350	341
GATX, 5.50%, 2/15/12	750	752
General Electric Capital, 5.00%, 6/15/07	300	300
International Lease Finance, 3.75%, 8/1/07	300	298
Residential Capital, VR, 6.46%, 4/17/09	340	340
SLM, VR, 3.67%, 4/1/09	750	726
		3,307
Insurance 1.1%
AIG Sunamerica Global Financing XII, 5.30%, 5/30/07 (1)	300	300
Principal Life Income Funding, 5.20%, 11/15/10	130	131
Travelers Property Casualty, 3.75%, 3/15/08	265	261
WellPoint, 5.00%, 1/15/11	315	313
		1,005
Real Estate Investment Trusts 0.4%
Simon Property Group, 4.60%, 6/15/10	220	216
Vornado Realty, 4.50%, 8/15/09	120	118
		334
Total Financial Institutions		8,825
INDUSTRIAL 16.9%
Capital Goods 1.7%
Caterpillar Financial Services, 4.50%, 9/1/08	500	496
Hutchison Whampoa Finance, 6.95%, 8/1/07 (1)	300	301
John Deere Capital, 3.90%, 1/15/08	400	395
United Technologies, 4.375%, 5/1/10	400	393
		1,585
Communications 4.2%
AT&T, VR, 5.57%, 11/14/08	305	306
BellSouth, VR, 5.485%, 11/15/07	300	300
Comcast Cable Communications, 8.375%, 5/1/07	350	351
Cox Enterprises, 4.375%, 5/1/08 (1)	500	495
News America Holdings, 7.375%, 10/17/08	350	360
Telecom Italia Capital, 4.00%, 1/15/10	285	275
Telefonica Emisiones, 5.984%, 6/20/11	335	344
Telefonos de Mexico, 4.50%, 11/19/08	365	361
Telus, 7.50%, 6/1/07	400	401
Time Warner Entertainment, 7.25%, 9/1/08	350	359
Verizon Global Funding, 7.25%, 12/1/10	300	320
		3,872
Consumer Cyclical 3.0%
Centex, 4.55%, 11/1/10	135	130
D.R. Horton, 4.875%, 1/15/10	220	216
DaimlerChrysler, VR, 5.81%, 8/3/09	450	452
Harrah's Operating, 5.50%, 7/1/10	375	369
Home Depot, 3.75%, 9/15/09	235	228
Home Depot, 5.20%, 3/1/11	215	215
Nissan Motor Acceptance Corporation, 4.625%, 3/8/10 (1)	450	441
Pulte Homes, 4.875%, 7/15/09	220	217
Staples, 7.125%, 8/15/07	250	251
Viacom, 5.75%, 4/30/11	210	213
		2,732
Consumer Non-Cyclical 3.5%
Bunge Limited Finance, 4.375%, 12/15/08	450	443
Genentech, 4.40%, 7/15/10	580	569
General Mills, 3.875%, 11/30/07	435	431
General Mills, 6.378%, 10/15/08	300	305
Kroger, 7.80%, 8/15/07	300	302
Medtronic, 4.375%, 9/15/10	440	431
Sabmiller, 6.20%, 7/1/11 (1)	395	408
Safeway, 4.125%, 11/1/08	300	295
		3,184
Energy 1.9%
Amerada Hess, 7.375%, 10/1/09	400	420
Conoco Phillips Canada, 5.30%, 4/15/12	470	474
Devon Financing, 6.875%, 9/30/11	450	479
Encana, 4.60%, 8/15/09	400	395
		1,768
Technology 1.5%
IBM, 3.80%, 2/1/08	500	494
Oracle, 5.00%, 1/15/11	905	902
		1,396
Transportation 1.1%
Southwest Airlines, 6.50%, 3/1/12	600	626
Union Pacific, 5.75%, 10/15/07	335	335
		961
Total Industrial		15,498
UTILITY 5.4%
Electric 3.5%
Alabama Power, 3.50%, 11/15/07	350	346
Appalachian Power, VR, 5.68%, 6/29/07	240	240
CE Electric UK Funding, 6.995%, 12/30/07 (1)	330	330
Centerpoint Energy, 5.875%, 6/1/08	300	302
Dominion Resources, 4.125%, 2/15/08	300	297
Niagara Mohawk Power, 7.75%, 10/1/08	425	440
NiSource Finance, VR, 5.93%, 11/23/09	400	400
Pepco Holdings, 5.50%, 8/15/07	300	299
Wisconsin Electric Power, 3.50%, 12/1/07	470	465
WPD Holdings, 6.875%, 12/15/07 (1)	120	121
		3,240
Natural Gas 1.9%
Duke Capital, 7.50%, 10/1/09	400	421
Enterprise Products Operations, 4.00%, 10/15/07	250	248
Enterprise Products Operations, 4.95%, 6/1/10	300	297
Kinder Morgan, 6.50%, 9/1/12	315	321
Sempra Energy, VR, 5.83%, 5/21/08	450	450

		1,737

Total Utility		4,977

Total Corporate Bonds (Cost $29,506)		29,300

ASSET-BACKED SECURITIES 11.8%

Car Loan 7.7%

Bay View Auto Trust
Series 2005-3, Class A4
5.01%, 6/25/14	668	666

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	175	175

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4B, VR
5.43%, 3/20/10 (1)	575	575

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	80	80

Chase Manhattan Auto Owner Trust
Series 2003-A, Class A4
2.06%, 12/15/09	381	380

Harley-Davidson Motorcycle Trust
Series 2003-3, Class A2
2.76%, 5/15/11	159	156

Harley-Davidson Motorcycle Trust
Series 2003-4, Class A2
2.69%, 4/15/11	326	319

Hertz Vehicle Finance
Series 2004-1, Class A2
2.38%, 5/25/08 (1)	300	299

Honda Auto Receivables Owner Trust
Series 2003-5, Class A4
2.96%, 4/20/09	340	336
HSBC Automotive Trust
Series 2006-2, Class A4
5.67%, 5/17/13	430	435

Hyundai Auto Receivables Trust
Series 2003-A, Class A4
3.02%, 10/15/10	491	483

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	300	301

M & I Auto Loan Trust
Series 2005-1, Class A
4.914%, 3/21/11	440	439

Onyx Acceptance Grantor Trust
Series 2005-A, Class A4
3.91%, 9/15/11	300	292

Triad Auto Receivables Owner Trust
Series 2006-B, Class A3
5.41%, 8/12/11	855	860

USAA Auto Owner Trust
Series 2004-1, Class A4
2.67%, 10/15/10	791	783

Volkswagen Auto Lease Trust
Series 2006-A, Class A4
5.54%, 4/20/11	455	459

WFS Financial Owner Trust
Series 2004-2, Class C
3.20%, 11/21/11	87	86

		7,124

Credit Card Backed 1.0%

Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
5.61%, 6/16/14	450	450

Capital One Multi-Asset Executive Trust
Series 2007, Class C2, VR
5.32%, 11/17/14	450	451

		901
Home Equity 0.8%

BankBoston Home Equity Loan Trust
Series 1998-2, Class A6
6.64%, 12/25/28	250	251

Chase Funding Mortgage Loan
Series 2002-4, Class 2A1, VR
5.69%, 10/25/32	94	94

Chase Funding Mortgage Loan
Series 2003-3, Class 1A6
3.717%, 10/25/14	278	265

Residential Asset Mortgage Products
Series 2003-RZ2, Class A1, CMO, VR
3.60%, 4/25/33	106	103

		713

Other Asset-Backed Securities 1.1%

CNH Equipment Trust
Series 2003- B, Class A4B
3.38%, 2/15/11	492	487

John Deere Owner Trust
Series 2005-A, Class A4
4.16%, 5/15/12	150	148

Marriott Vacation Club Owner Trust
Series 2005-2, Class A
5.25%, 10/20/27 (1)	240	239

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (1)	141	143

		1,017

Stranded Utility 1.2%

PECO Energy Transition Trust
Series 2000-A, Class A4
7.65%, 3/1/10	750	793
PP&L Transition Bond Company
Series 1999-1, Class A8
7.15%, 6/25/09	325	332

		1,125

Total Asset-Backed Securities (Cost $10,895)		10,880

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.7%

Collateralized Mortgage Obligations 1.4%

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, VR
4.107%, 2/25/34	218	213

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, VR
4.751%, 9/25/34	463	458

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.545%, 3/25/35	166	164

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, VR
6.035%, 9/25/36	405	409

		1,244

Commercial Mortgage Backed Securities 7.3%

Banc of America Commercial Mortgage
Series 2003-1, Class A1, CMO
3.878%, 9/11/36	335	325

Bear Stearns Commercial Mortgage Securities
Series 1998-C1, Class A2, CMO
6.44%, 6/16/30	300	303

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A1, CMO
4.498%, 9/15/42	449	444

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A1, CMO, VR
5.546%, 9/11/38	394	397
Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A1, CMO
5.047%, 7/15/44	390	389

Credit Suisse Mortgage Capital Certificates
Series 2007-C1, Class A1, CMO
5.227%, 2/15/40	450	452

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	374	388

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	249	250

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	86	85

Greenwich Capital Commercial Funding
Series 2004-GGIA, Class A3, CMO
4.344%, 6/10/36	275	271

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A1, CMO
5.233%, 10/10/11	450	452

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	450	441

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class A1,CMO
4.613%, 10/15/42	89	88

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB17, Class A1, CMO, VR
5.279%, 12/12/43	376	379

JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP9, Class A1, CMO, VR
5.17%, 5/15/47	434	435

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	381	373

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 6/15/29	425	420
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A1, CMO
5.018%, 2/15/31	596	596
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	271	272
		6,760
Total Non-U.S. Government Mortgage-Backed Securities (Cost $8,092)		8,004

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 26.0%
U.S. Government Agency Obligations 25.5% (2)
Federal Home Loan Mortgage
5.00%, 10/1/18 - 11/1/18	1,487	1,471
6.00%, 11/1/11 - 10/1/21	473	482
Federal Home Loan Mortgage, ARM
4.65%, 7/1/35	105	103
4.71%, 2/1/35	179	178
5.054%, 11/1/35	129	128
5.137%, 1/1/36	423	425
5.405%, 1/1/36	68	68
5.42%, 2/1/37	173	173
5.991%, 12/1/36	395	398
6.017%, 11/1/36	196	198
6.053%, 10/1/36	423	427
6.081%, 1/1/37	113	114
Federal Home Loan Mortgage, CMO
4.00%, 1/15/22	339	336
4.50%, 2/15/13	94	94
5.00%, 1/15/19 - 1/15/28	2,300	2,286
6.00%, 9/15/13 - 1/15/30	2,354	2,404
6.50%, 8/15/23 - 8/15/30	437	446
Federal Home Loan Mortgage, CMO, IO
4.50%, 5/15/16 - 4/15/18	418	42
Federal National Mortgage Assn.
4.50%, 5/1/18 - 11/1/20	2,970	2,879
5.00%, 1/1/09 - 5/1/20	848	837
5.50%, 5/1/16 - 12/1/34	1,591	1,595
6.00%, 1/1/22	2,050	2,083
Federal National Mortgage Assn., ARM
3.811%, 10/1/33	598	597
4.59%, 7/1/35	139	137
4.987%, 1/1/34	207	209
5.046%, 1/1/37	115	114
5.319%, 12/1/35	113	113
5.348%, 12/1/35	133	134
5.524%, 12/1/35	210	211
5.544%, 7/1/36	381	384
5.651%, 1/1/36	120	120
5.655%, 12/1/35	60	60
5.981%, 9/1/36	115	117
6.05%, 12/1/36	147	148
Federal National Mortgage Assn., CMO
5.00%, 1/25/20	432	428
5.50%, 6/25/10 - 5/25/27	2,002	2,000
9.00%, 1/25/08	15	15
Federal National Mortgage Assn., TBA, 6.00%, 1/1/21	1,525	1,550
		23,504
U.S. Government Obligations 0.5%
Government National Mortgage Assn.
6.00%, 7/15/16	119	121
6.50%, 5/15/09	55	56
7.00%, 9/15/12 - 4/15/13	244	250
8.00%, 5/15/07	-	-
10.00%, 11/15/09 - 4/15/19	6	6
		433
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $24,069)		23,937

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 12.2%
U.S. Government Agency Obligations 4.4% (2)
Federal Home Loan Mortgage, 3.55%, 11/15/07	2,000	1,980
Federal Home Loan Mortgage, 4.625%, 2/21/08	450	448
Federal National Mortgage Assn., 6.375%, 6/15/09	750	774
Federal National Mortgage Assn., VR, 3.681%, 2/17/09	900	893
		4,095
U.S. Treasury Obligations 7.8%
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	826	815
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08	940	954
U.S. Treasury Notes, 3.375%, 10/15/09	750	729
U.S. Treasury Notes, 3.50%, 5/31/07	1,000	997
U.S. Treasury Notes, 4.25%, 11/15/13	265	260
U.S. Treasury Notes, 4.375%, 5/15/07	500	500
U.S. Treasury Notes, 4.75%, 1/31/12	1,350	1,362
U.S. Treasury Notes, 4.875%, 2/15/12 (3)	1,500	1,523
		7,140
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $11,240)		11,235
FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 3.9%
Government Guaranteed 1.1%
Landwirtschaftliche Rentenbank, 3.875%, 3/15/10	1,000	973
		973
Owned No Guarantee 0.4%
Pemex Project Funding Master Trust, VR, 6.655%, 6/15/10 (1)	400	411
		411
Supranational 0.4%
Inter-American Development Bank, 6.375%, 10/22/07	375	377
		377
Treasuries 2.0%
United Mexican States, 8.00%, 12/24/08 (MXN)	7,510	687
United Mexican States, 8.00%, 12/19/13 (MXN)	6,850	637
United Mexican States, 9.00%, 12/24/09 (MXN)	5,195	490
		1,814
Total Foreign Government Obligations & Municipalities (Cost $3,558)		3,575
SHORT-TERM INVESTMENTS 6.9%
Money Market Funds 6.9%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	6,372	6,372
Total Short-Term Investments (Cost $6,372)		6,372
Total Investments in Securities
101.4% of Net Assets (Cost $93,732)		$93,303

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$4,443 and represents 4.8% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2007.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
IO	Interest Only security for which the fund receives interest on notional principal(par)
MXN	Mexican Peso
TBA	To Be Announced purchase commitment; TBAs totaled $1,550 (1.7% of net assets)
at period end; see Note 2
VR	Variable Rate; rate shown is effective rate at period-end

SWAPS 0.0%
Credit Default Swaps0.0%
JPMorgan Chase, Protection Bought (Relevant Credit: Southwest
Airlines, 6.50%, 3/1/12) Pay 0.41%, Receive upon credit
default, 3/20/12	(600)	(2)
Total Swaps (Premium Paid/Received $-)		(2)

Open Futures Contracts at March 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 15 U.S. Treasury two year contracts,
$50 par of 4.875% U.S. Treasury Notes
pledged as initial margin	6/07	$(3,073)	$4
Net payments (receipts) of variation
margin to date			(3)
Variation margin receivable (payable)
on open futures contracts			$1

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Limited-Term Bond Portfolio
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Limited-Term Bond Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $93,732,000. Net unrealized loss aggregated $427,000 at period-end, of which $950,000 related to appreciated investments and $1,377,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $50,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $6,372,000 and $6,803,000, respectively.

T. ROWE PRICE PRIME RESERVE PORTFOLIO
Unaudited		March 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

ASSET BACKED SECURITIES 0.8%
GS Auto Loan Trust
Series 2006-1, Class A1
5.514%, 8/15/07	7	7
Holmes Master Issuer
Series 2006-1A, Class 1A, VR
5.30%, 1/15/16 (1)	250	250
JPMorgan Auto Receivables Trust
Series 2006-A, Class A1
5.39%, 10/15/07 (1)	9	9
Pinnacle Capital Asset Trust
Series 2006-A, Class A1, VR
5.415%, 11/25/07	43	43
Total Asset Backed Securities (Cost $309)		309
BANK NOTE 1.8%
Bank of America, 5.325%, 5/9/07	500	500
M&I Marshall & Ilsley Bank, 5.162%, 12/17/07	225	225
Total Bank Note (Cost $725)		725
CERTIFICATES OF DEPOSIT 23.0%
Domestic 7.8% (2)
Bank of New York, 5.28%, 5/9/07	200	200
Branch Banking & Trust, 5.29%, 7/9/07	500	500
Citibank, 5.31%, 5/21/07	250	250
Credit Suisse First Boston, VR, 5.295%, 7/19/07	500	500
DEPFA Bank, 5.26%, 8/15/07	250	250
Dexia Credit, VR, 5.26%, 6/11/07	250	250
Mercantile Safe Deposit & Trust, 5.45%, 6/14/07	100	100
PNC Bank, VR, 5.28%, 5/23/07	100	100
Suntrust Bank, VR, 5.265%, 9/14/07	400	400
Wilmington Trust, 5.32%, 5/15/07	500	500
		3,050
Yankee 15.2% (3)
ABN AMRO Bank, 5.40%, 1/16/08	250	250
Allied Irish Banks, VR, 5.34%, 8/8/07	100	100
Bank of Ireland, 5.34%, 8/8/07	250	250
Bank of Montreal, 5.28%, 5/9/07	200	200
Bank of Nova Scotia, VR, 5.26%, 10/3/07	805	805
Barclays Bank, 5.31%, 4/19/07	50	50
Barclays Bank, 5.32%, 6/18/07	250	250
Barclays Bank, 5.35%, 4/14/08	500	500
Fortis Bank, 5.33%, 8/22/07	250	250
National Bank of Canada, 5.32%, 7/12/07	250	250
Natixis, 5.375%, 1/9/08	250	250
Rabobank Nederland, 5.32%, 5/16/07	500	500
Royal Bank of Canada, VR, 5.265%, 4/3/08	500	499
Swedbank, VR, 5.27%, 4/3/08	250	250
Swedbank, VR, 5.31%, 9/17/07	500	500
Toronto-Dominion Bank, 5.365%, 10/26/07	250	250
Toronto-Dominion Bank, 5.425%, 6/8/07	250	250
UBS, 5.33%, 8/8/07	500	500
		5,904
Total Certificates of Deposit (Cost $8,954)		8,954
COMMERCIAL PAPER 49.5%
4(2) 30.2%
Alpine Securitization, 5.26%, 4/12/07	500	499
Cafco, 5.25%, 4/3/07	1,000	1,000
Cargill, 5.25%, 4/12/07	250	250
Chariot Funding, 5.25%, 5/10/07 (1)	500	497
Ciesco, 5.24%, 5/10/07	250	249
Citibank Credit Card Issuance Trust, 5.25%, 4/13/07	250	250
Citibank Credit Card Issuance Trust, 5.27%, 4/9/07	250	250
CRC Funding, 5.25%, 4/25/07	500	498
Danske, 5.25%, 4/9/07	250	250
DEPFA Bank, 5.25%, 4/18/07	300	299
Du Pont de Nemours & Co., 5.38%, 4/2/07	323	323
Fairway Finance, VR, 5.28%, 7/30/07 (1)	500	500
GlaxoSmithKline Finance, 5.30%, 4/10/07 (1)	500	499
Grampian Funding, 5.27%, 4/23/07	500	498
Hartford Financial Services, 5.25%, 4/13/07 (1)	250	250
IXIS Commercial Paper, 5.25%, 6/8/07 (1)	250	248
Jupiter Securitization, 5.25%, 4/9/07 (1)	250	250
Jupiter Securitization, 5.25%, 4/18/07 (1)	269	268
Jupiter Securitization, 5.25%, 5/7/07 (1)	500	497
KFW International Finance, 5.30%, 4/13/07	250	250
Nationwide Building Society, 5.25%, 5/14/07 (1)	250	248
Old Line Funding, 5.25%, 4/11/07	900	899
Ranger Funding, 5.25%, 4/12/07	300	299
Ranger Funding, 5.25%, 4/23/07	500	498
Sheffield Receivables Corporation, 5.25%, 4/23/07	450	449
Sheffield Receivables Corporation, 5.26%, 4/12/07	500	499
Solitaire Funding, 5.25%, 5/11/07 (1)	500	497
Tulip Funding, 5.32%, 4/18/07	250	249
Wal-Mart Funding, 5.25%, 5/24/07	500	496
		11,759
Non-4(2) 19.3%
Capital One Multi-Asset Execution Trust, 5.25%, 4/24/07	400	399
Cornell University, 5.26%, 5/8/07	300	298
DaimlerChrysler Revolving Auto, 5.26%, 4/23/07	183	182
Dexia Delaware, 5.30%, 5/1/07	116	115
FCAR Owner Trust, 5.25%, 4/16/07	250	249
FCAR Owner Trust II, 5.25%, 6/21/07	500	494
HBOS Treasury Services, 5.25%, 4/27/07	250	249
HBOS Treasury Services, 5.27%, 5/17/07	100	99
Nordea North America, 5.25%, 4/10/07	225	225
President & Fellows of Harvard University, 5.35%, 4/2/07	400	400
Procter & Gamble, 5.24%, 4/25/07	500	498
Procter & Gamble, 5.25%, 4/25/07	250	249
Procter & Gamble, 5.25%, 5/11/07	400	398
San Paolo IMI U.S Financial, 5.25%, 4/27/07	200	199
Skandinaviska Enskilda Banken, VR, 5.28%, 7/19/07 (1)	500	500
Societe Generale, 5.25%, 4/4/07	250	250
Societe Generale, 5.25%, 4/17/07	150	150
Societe Generale, 5.25%, 5/9/07	200	199
Societe Generale, 5.26%, 4/17/07	117	117
Toyota Credit Puerto Rico, 5.25%, 5/22/07	250	248
UBS Finance, 5.25%, 4/11/07	147	147
UBS Finance, 5.30%, 4/24/07	130	130
UBS Finance, 5.30%, 5/2/07	130	129
Whistlejacket Capital, 5.27%, 4/12/07 (1)	900	899
Yale University, 5.25%, 5/2/07	500	498
Yale University, 5.25%, 5/4/07	200	199
		7,520
Total Commercial Paper (Cost $19,279)		19,279
MEDIUM-TERM NOTES 18.6%
Abbey National Treasury Services, VR, 5.36%, 6/29/07	100	100
Bank of Ireland, VR, 5.30%, 4/18/08	500	500
Bear Stearns, VR, 5.36%, 4/15/08	100	100
Danske Bank, VR, 5.29%, 4/11/08 (1)	500	500
GE Capital, VR, 5.445%, 7/9/07	100	100
GE Capital, VR, 5.445%, 10/17/07	100	100
Goldman Sachs, VR, 5.37%, 4/2/08	500	500
HBOS Treasury Services, VR, 5.289%, 4/7/08	250	250
HBOS Treasury Services, VR, 5.31%, 4/9/08 (1)	250	250
Intesa Bank, VR, 5.32%, 4/25/08	200	200
Irish Life & Permanent, VR, 5.34%, 4/22/08 (1)	300	300
JPMorgan Chase, VR, 5.30%, 4/11/08	500	500
K2 USA, VR, 5.28%, 6/15/07 (1)	100	100
K2 USA, VR, 5.28%, 7/25/07	100	100
Kommunalkredit Austria, VR, 5.32%, 4/9/08 (1)	250	250
Links Finance, VR, 5.28%, 5/21/07	100	100
Merrill Lynch, VR, 5.29%, 7/27/07	900	900
Metropolitan Life Global Funding, VR, 5.34%, 11/9/07 (1)	250	250
Nationwide Building Society, VR, 5.37%, 4/7/08 (1)	500	500
Nationwide Life Global Funding, VR, 5.31%, 4/25/08 (1)	500	500
PRICOA Global Funding I, VR, 5.31%, 4/25/08 (1)	100	100
SLM, VR, 5.32%, 5/4/07 (1)	250	250
Southern Company, VR, 5.36%, 4/18/08	500	500
Svenska Handelsbanken, VR, 5.29%, 4/21/08	100	100
Whistlejacket Capital, VR, 5.278%, 8/28/07	200	200
Total Medium-Term Notes (Cost $7,250)		7,250
MUNICIPAL SECURITIES 6.9%
Colorado Housing Fin. Auth., Multi-Family, VRDN
5.35%, 10/1/36	100	100
Colorado Housing Fin. Auth., Single Family, VRDN
5.35%, 11/1/34	510	510
Colorado Housing Fin. Auth., Single Family, VRDN
5.35%, 11/1/36	100	100
Florida Hurricane Catastrophe Fund Finance Corp., TECP, VR
5.33%, 4/15/08	200	200
Miami-Dade County IDA, South Florida Stadium Corp., VRDN
5.31%, 7/1/31	100	100
New York State Power Authority, 5.25%, 4/5/07	250	250
Southern UTE Indian Tribe, VRDN, 5.38%, 1/1/27	100	100
Texas, Veterans Housing, VRDN, 5.34%, 12/1/23	630	630
Texas PFA, Unemployment Obligation Trust, VRDN
5.35%, 12/15/09	100	100
Univ. of Washington, TECP, 5.40%, 4/2/07	100	100
Virginia HDA, Single Family, VRDN, 5.35%, 1/1/46	500	500
Total Municipal Securities (Cost $2,690)		2,690

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.3% (4)
Federal Home Loan Bank, 5.41%, 1/3/08	500	500
Total U.S. Government Agency Obligations (Cost $500)		500

Total Investments in Securities
101.9% of Net Assets (Cost $39,707)		$39,707

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$8,412 and represents 21.6% of net assets.
(2)	Domestic certificates of deposit are issued by domestic branches of U.S. banks.
(3)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
(4)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
4(2)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" - total value of such securities at period-end amounts to $11,759 and represents 30.2% of net assets
HDA	Housing Development Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period-end
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Prime Reserve Portfolio Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Prime Reserve Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $39,707,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007